UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

John A. Blaisdell The Endowment Registered Fund, L.P. 4265 San Felipe, Suite 800 Houston, TX 77027	With a copy to: George J. Zornada K & L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/12

Date of reporting period: 6/30/12

Item 1. Reports to Stockholders.

THE ENDOWMENT REGISTERED FUND, L.P.

THE ENDOWMENT FUND™

DEMOCRATIZING INVESTING

SHAREHOLDERS' REPORT

JUNE 30, 2012

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2012

(Unaudited)

Assets
Investment in the Master Fund, at fair value	$1,557,088,431
Receivable from the Master Fund	210,046,743
Advanced contributions to the Master Fund	2,696,438
Prepaids and other assets	6,954

Total assets	1,769,838,566

Liabilities and Partners’ Capital
Contributions received in advance	2,696,438
Withdrawals payable	210,046,743
Servicing Fees payable	4,416,090
Accounts payable and accrued expenses	586,167

Total liabilities	217,745,438

Partners’ capital	1,552,093,128

Total liabilities and partners’ capital	$1,769,838,566

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2012

(Unaudited)

Net investment loss allocated from the Master Fund:
Dividend income (net of foreign tax withholding of $28,243)	$3,746,126
Interest income	898,950
Dividend income from affiliated investments	429,258
Interest income from affiliated investments	189,108
Expenses	(11,243,929)

Net investment loss allocated from the Master Fund	(5,980,487)

Expenses of the Registered Fund:
Servicing Fees	9,228,051
Amortization of offering costs	18,539
Professional fees	129,451
Other expenses	165,609

Total expenses of the Registered Fund	9,541,650

Net investment loss of the Registered Fund	(15,522,137)

Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and translations, purchased options, futures contracts and redemptions in-kind allocated from the Master Fund:

Net realized gain from investments, affiliated investments, foreign currency transactions, futures contracts and redemptions in-kind	47,224,847
Change in unrealized appreciation/depreciation from investments, affiliated investments, foreign currency translations, purchased options and futures contracts allocated from the Master Fund	(20,601,125)

Net realized and unrealized gain from investments, affiliated investments, foreign currency transactions and translations, purchased options, futures contracts and redemptions in-kind allocated from the Master Fund	26,623,722

Net increase in partners’ capital resulting from operations	$11,101,585

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statements of Changes in Partners’ Capital

Year Ended December 31, 2011 and

Six Months Ended June 30, 2012 (Unaudited)

Partners’ capital at December 31, 2010	$2,407,131,103
Contributions	156,184,575
Withdrawals	(605,025,022)
Early repurchase fees	111,218
Net decrease in partners’ capital resulting from operations:
Net investment loss	(39,245,234)
Net realized gain from investments	92,643,708
Change in unrealized appreciation/depreciation from investments	(145,002,867)

Net decrease in partners’ capital resulting from operations	(91,604,393)

Partners’ capital at December 31, 2011	1,866,797,481

Contributions	29,153,349
Withdrawals	(354,970,554)
Early repurchase fees	11,267
Net increase in partners’ capital resulting from operations:
Net investment loss	(15,522,137)
Net realized gain from investments	47,224,847
Change in unrealized appreciation/depreciation from investments	(20,601,125)

Net increase in partners’ capital resulting from operations	11,101,585

Partners’ capital at June 30, 2012	$1,552,093,128

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2012

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$11,101,585
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments, affiliated investments, foreign currency transactions and translations, purchased options, futures contracts and redemptions in-kind allocated from the Master Fund	(26,623,722)
Net investment loss allocated from the Master Fund	5,980,487
Contributions to the Master Fund	(29,164,616)
Withdrawals from the Master Fund	365,214,030
Increase in receivable from the Master Fund	(34,575,453)
Decrease in advanced contributions to the Master Fund	4,240,656
Decrease in prepaids and other assets	18,539
Decrease in Servicing Fees payable	(667,978)
Decrease in accounts payable and accrued expenses	(52,387)

Net cash provided by operating activities	295,471,141

Cash flows from financing activities:
Contributions	24,912,693
Withdrawals	(320,395,101)
Early repurchase fees	11,267

Net cash used in financing activities	(295,471,141)

Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2012

(Unaudited)

(1) ORGANIZATION

The Endowment Registered Fund, L.P. (the “Registered Fund”), is a limited partnership organized under the laws of the state of Delaware. The Registered Fund was registered and began operations on March 10, 2004 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Registered Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s consolidated financial statements, Consolidated Schedule of Investments and Notes to Consolidated Financial Statements, included elsewhere in this report, are an integral part of the Registered Fund’s financial statements that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on June 30, 2012, was 42.57%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Registered Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Registered Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Registered Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Registered Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Registered Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Registered Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Registered Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Registered Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Registered Fund’s organizational documents, the Registered Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Registered Fund. In the normal course of business, the Registered Fund enters into contracts with service providers, which also provide for indemnifications by the Registered Fund. The Registered Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Registered Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Registered Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The Registered Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Registered Fund records security transactions on a trade-date basis.

Investments that are held by the Registered Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d) VALUATION OF INVESTMENTS

The valuation of the Registered Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Registered Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Registered Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Registered Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Registered Fund’s valuation policies that the Board of the Registered Fund has approved for purposes of determining the value of securities held by the Registered Fund, including the fair value of the Registered Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

The Registered Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Registered Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Consolidated Financial Statements, included elsewhere in this report.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Registered Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Registered Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Registered Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Registered Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Registered Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Registered Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Registered Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Registered Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Registered Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2012, the Registered Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Registered Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Consolidated Financial Statements included elsewhere in this report.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Registered Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Registered Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Registered Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Registered Fund’s limited partnership agreement.

The Registered Fund reserves the right to reject any applications for Interests. The $2,696,438 in contributions received in advance as of June 30, 2012, represents subscriptions for Registered Fund Interests received prior to the July 2012 closing.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Registered Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Registered Fund, including any net change in unrealized appreciation or depreciation from investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Registered Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner’s purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Registered Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Registered Fund’s assets are invested in the Master Fund, the ability of the Registered Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. In addition, the Registered Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Registered Fund. The Registered Fund records early repurchase fees received, if any, as additional capital contributions, allocable to Interests which have not been repurchased.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2012, all of the investments made by the Registered Fund were in the Master Fund.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Registered Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Registered Fund’s risk of loss in these Investment Funds is limited to the Registered Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Independent Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Independent Administrator also provides the Registered Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Registered Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Registered Fund.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Registered Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. So long as the Registered Fund invests all of its investable assets in the Master Fund, the Registered Fund will not pay the Adviser directly any Investment Management Fee; however, should the Registered Fund not have all of its investments in the Master Fund, it may be charged the 1.00% Investment Management Fee directly. The Registered Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the Registered Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b) SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Registered Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

For the six months ended June 30, 2012, $9,228,051 was incurred for Servicing Fees.

(c) PLACEMENT AGENTS

The Registered Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Registered Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Registered Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007
Net investment loss to average partners’ capital[1]	(1.74)%	(1.76)%	(1.97)%	(1.98)%	(1.87)%	(1.55)%
Expenses to average partners’ capital[1]	2.33%	2.28%	2.24%	2.23%	2.23%	2.29%
Portfolio turnover[2]	9.24%	26.72%	26.71%	27.40%	29.19%	4.19%
Total return[3,4]	0.34%	(4.13)%	8.34%	13.86%	(24.01)%	16.32%
Partners’ capital, end of period (000’s)	$1,552,093	$1,866,797	$2,407,131	$2,417,997	$2,203,189	$1,482,763

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for periods less than twelve months.

2	The Registered Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
3	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than twelve months.
4

Calculated including benefit of early repurchase fees in each applicable period. Had these early repurchase fees not been included as income for the purposes of the total return calculation, the total return for 2011 would have remained at (4.13)% and 8.34% for 2010, but would have been 0.33% for 2012, 13.83% for 2009 and (24.04)% for 2008.

(10) SUBSEQUENT EVENTS

The Registered Fund accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $2,696,438 and $1,123,500 for July and August 2012, respectively.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2012

(Unaudited)

Based on the partners’ capital of the Registered Fund, the Adviser recommended to the Board that a tender offer in an amount of up to $205,000,000 be made for the quarter ending September 30, 2012 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice with an August 21, 2012 expiration date was mailed to the investors of the Registered Fund and approximately $229.8 million was tendered, which was accepted pursuant to the tender offer rules.

Management of the Registered Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2012.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2012

(Unaudited)

Directors and Officers

The Registered Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Registered Fund who are responsible for the Registered Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Registered Fund, the Master Fund, The Endowment Institutional Fund, L.P., The Endowment TEI Fund, L.P., and The Endowment Institutional TEI Fund W., L.P. together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $42,000, which is paid quarterly, a fee of $5,000 per Board meeting, a fee of $2,500 for any special Board meeting, a fee of $1,250 per interim Board meeting, a fee of $1,250 per each committee meeting to each committee member, and an annual fee of $10,000 for the audit committee chairman, and $7,500 for each other committee chair, each of which is paid quarterly, and an annual fee of $10,000, paid quarterly, to the lead Independent Director. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2012.

Asset Class[1]	Fair Value	%
Arbitrage Strategies	$362,662,265	9.21
Domestic Equity	355,671,327	9.03
Energy	311,699,957	7.91
Enhanced Fixed Income	463,241,950	11.76
Global Opportunistic	638,178,824	16.19
International Equity	282,793,873	7.18
Natural Resources	285,039,835	7.24
Private Equity	633,904,764	16.09
Real Estate	249,336,953	6.33
Traditional Fixed Income	219,628,688	5.58
Call Options Purchased	17,204,440	0.44
Money Market Funds	119,741,123	3.04

Total Investments	$3,939,103,999	100.00

1	The complete list of investments is included in the Consolidated Schedule of Investments of the Master Fund, which is included elsewhere in this report.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2012

(Unaudited)

Form N-Q Filings

The Registered Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Registered Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Registered Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Registered Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Registered Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Registered Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Registered Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 17, 2012, the Board, including the Independent Directors, considered and approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Registered Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the Advisory Agreement. On January 10, 2012, the Independent Directors met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, on January 10, 2012 and again during the January 17, 2012 meeting, representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Adviser’s staffing and training program, the Registered Fund’s and Adviser’s compliance programs, the Registered Fund’s performance including benchmarks and comparisons to other funds, the Registered Fund’s fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Independent Directors were advised and assisted at all times by independent legal counsel.

Following the Board’s review, the Independent Directors stated that the Board concluded that the Advisory Agreement continues to enable the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board’s decision to renew the Advisory Agreement was not

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2012

(Unaudited)

based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board determined:

The investment performance of the Fund. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Fund’s investment performance for the period although disappointing should be viewed in a context of extremely volatile markets and historic difficulty for numerous hedge and private fund strategies. The Fund’s long-term investment horizon and performance continued to be acceptable. On the basis of the Independent Directors’ assessment, the Independent Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services to be provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the investment management fees will not decrease as the level of Fund assets increase, the Board concluded that the investment management fees reflect the Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the Fund. The Board noted that as the Fund’s assets, relative to steady expenses, result in expenses not spread over as large an asset pool. The Board noted cost reductions in certain service provider agreements. The Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of investment management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2012

(Unaudited)

making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Independent Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Fund. The Board, in reaching its determination to renew the Advisory Agreements, noted its awareness that partners in the Registered Fund have a range of investment choices available to them, including choices among funds offered by the Adviser’s competitors, and that the Registered Fund’s partners, with the opportunity to review and weigh the disclosure provided by the Registered Fund, have chosen to invest in the Registered Fund managed by the Adviser.

the

ENDOWMENT FUND

THE ENDOWMENT MASTER FUND, L.P.

Shareholders’ Report

June 30, 2012

(Unaudited)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Assets, Liabilities and Partners’ Capital

June 30, 2012

(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $1,127,209,170)	$1,231,631,540
Investments in affiliated Investment Funds, at fair value (cost $1,604,762,609)	1,714,271,500
Investments in Securities, at fair value (cost $883,210,148)	975,996,519
Investments in Derivative Contracts, at fair value (cost $24,991,550)	17,204,440

Total investments	3,939,103,999
Cash and cash equivalents	23,972,009
Segregated cash balances with brokers	14,105,024
Advanced contributions to Investment Funds	40,207,488
Interest and dividends receivable	774,688
Dividends receivable from affiliated investments	226,741
Receivable from investments sold	93,075,564
Receivable from affiliated investments sold	21,030,873
Prepaids and other assets	366,750

Total assets	4,132,863,136

Liabilities and Partners’ Capital
Contributions received in advance	5,287,578
Withdrawals payable	453,192,061
Investment Management Fees payable	10,296,176
Offshore withholding tax payable	4,450,100
Administration fees payable	187,164
Payable to Adviser	19,139
Payable to Directors	118,125
Accounts payable and accrued expenses	1,845,035

Total liabilities	475,395,378

Partners’ capital	3,657,467,758

Total liabilities and partners’ capital	$4,132,863,136

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

June 30, 2012

(Unaudited)

	Sharess	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Bermuda
Natural Resources (0.37% Partners’ Capital)
HFR HE Bristol Master Trust (Series D)(2)	25,000	$13,694,251

Total Bermuda		13,694,251

Cayman Islands
Arbitrage Strategies (0.05% Partners’ Capital)
Montrica Global Opportunities Fund, L.P.(2)	33,558	1,782,796
International Equity (0.55% Partners’ Capital)
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		20,234,415
Natural Resources (0.77% Partners’ Capital)
Sentient Global Resources Fund III, L.P.		24,000,000
Sentient Global Resources Fund IV, L.P.		4,300,000
Private Equity (7.68% Partners’ Capital)
ABRY Advanced Securities Fund, L.P.(1)		18,826,688
CX Partners Fund Limited(1)(2)		8,615,468
Gavea Investment Fund II A, L.P.		3,203,413
Gavea Investment Fund III A, L.P.		57,486,089
Hillcrest Fund, L.P.(3)		15,593,154
India Asset Recovery Fund, L.P.		336,113
J.C. Flowers III, L.P.(1)		8,099,280
LC Fund IV, L.P.(2)		21,181,993
New Horizon Capital III, L.P.(1)(2)		27,524,137
Northstar Equity Partners III Limited(1)		2,022,218
Orchid Asia IV, L.P.(1)		13,270,473
Reservoir Capital Partners (Cayman), L.P.		10,306,451
Tiger Global Private Investment Partners IV, L.P.(1)		10,835,926
Tiger Global Private Investment Partners V, L.P.(1)		24,915,700
Tiger Global Private Investment Partners VI, L.P.		8,613,828
Trustbridge Partners II, L.P.(1)(2)		18,386,760
Trustbridge Partners III, L.P.(1)(2)		25,568,097
Trustbridge Partners IV, L.P.		5,959,684
Real Estate (1.16% Partners’ Capital)
Forum European Realty Income III, L.P.(2)		11,857,940
Phoenix Asia Real Estate Investments II, L.P.(1)(2)		13,986,087
Phoenix Real Estate Fund (T) L.P.		16,467,302

Total Cayman Islands		373,374,012

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Guernsey
Private Equity (0.18% Partners’ Capital)
Mid Europa Fund III LP		$6,477,942

Total Guernsey		6,477,942

Republic of Mauritius
Real Estate (0.08% Partners’ Capital)
Orbis Real Estate Fund I(2)		3,099,954

Total Republic of Mauritius		3,099,954

United Kingdom
Private Equity (0.35% Partners’ Capital)
Darwin Private Equity I, L.P.(1)		5,207,247
Sovereign Capital Limited Partnership III(2)		7,570,573
Real Estate (0.23% Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		1,859,983
Patron Capital L.P. II		861,717
Patron Capital L.P. III		5,686,999

Total United Kingdom		21,186,519

United States
Arbitrage Strategies (8.37% Partners’ Capital)
Citadel Wellington LLC		59,206,201
Eton Park Fund, L.P.		28,250,184
Investcorp Silverback Arbitrage Fund, LLC(3)		17,391,460
Kenmont Onshore Fund, L.P.(2)		651,423
King Street Capital, L.P.		7,359,983
Magnetar Capital Fund, L.P.(2)		8,064,220
Magnetar SPV, LLC (Series L)(3)		12,347,702
Millennium USA, L.P.		24,951,781
OZ Asia Domestic Partners, L.P.(1)		3,168,092
PIPE Equity Partners, L.L.C.(3)		19,114,627
PIPE Select Fund, L.L.C.(3)		36,568,014
PSAM WorldArb Partners, L.P.(2)		22,382,023
Stark Investments Limited Partnership(1)		792,087
Stark Select Asset Fund, LLC		2,792,064
Waterstone Market Neutral Fund, L.P.(2)		28,625,263
Whitebox Multi-Strategy Fund, L.P.(2)		34,424,814

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Domestic Equity (6.02% Partners’ Capital)
CCM Small Cap Value Qualified Fund, L.P.(3)		$18,512,120
Empire Capital Partners Enchanced, L.P.(1)(2)		24,205,544
HealthCor, L.P.		22,924,731
Hound Partners, L.P.(2)		34,742,721
Ithan Creek Partners, L.P.		17,878,319
JAT Capital Domestic Fund, L.P.		26,966,634
Kior Shares Liquidating Capital Account		2,249,076
Samlyn Onshore Fund, L.P.		23,320,876
Tiger Consumer Partners, L.P.(2)		49,406,956
Energy (6.24% Partners’ Capital)
AL Gulf Coast Terminals, LLC		1,370,841
ArcLight Energy Partners Fund IV, L.P.(1)		4,884,521
ArcLight Energy Partners Fund V, L.P.(1)		588,062
CamCap Resources, L.P.		398,605
EnCap Energy Capital Fund VII-B, L.P.(1)		9,575,504
Encap Energy Infrastructure TE Feeder, L.P.(2)		8,505,506
Intervale Capital Fund, L.P.(1)(2)		16,094,259
Merit Energy Partners G, L.P.(1)		9,857,932
NGP Energy Technology Partners II, L.P.		5,500,102
NGP IX Offshore Fund, L.P.		32,700,327
NGP Midstream & Resources, L.P.(1)		42,515,697
Quantum Parallel Partners V, L.P.		4,775,424
Tenaska Power Fund II-A, L.P.(1)		18,648,556
The Energy & Minerals Group Fund II(1)		358,165
Velite Energy, L.P.(1)(2)		72,420,134
Enhanced Fixed Income (12.67% Partners’ Capital)
Ares Enhanced Credit Opportunities Fund, L.P.		20,720,833
BDCM Partners I, L.P.(3)		52,052,674
Bell Point Credit Opportunities Fund, L.P.(2)		27,204,091
Contrarian Capital Fund I, L.P.		65,718,577
Courage Special Situations Fund, L.P.(2)		14,193,203
Credit Distressed Blue Line Fund, L.P.(3)		24,618,355
Fortelus Special Situations Fund, L.P.(2)		13,142,104
Halcyon European Structured Opportunities Fund, L.P.(3)		507,180
Harbinger Capital Partners Fund I, L.P.(3)		24,728,808

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Enhanced Fixed Income (12.67% Partners’ Capital) (continued)
Harbinger Capital Partners Fund II, L.P.		$1,906,178
Harbinger Capital Partners Special Situations Fund, L.P.		4,573,976
Harbinger Class L Holdings (U.S.), LLC		277,520
Harbinger Class LS Holdings (U.S.) Trust	10,925	1,371,758
Harbinger Class PE Holdings (U.S.) Trust	12	2,241,578
Indaba Capital Partners, L.P.(3)		32,842,037
Morgan Rio Capital Fund, L.P.(3)		25,526,365
Paulson Credit Opportunities, L.P.		17,426,398
Prospect Harbor Credit Partners, L.P.		4,527,584
Providence MBS Fund L.P.(2)		60,024,193
Q Funding III, L.P.(2)		10,082,780
Q4 Funding, L.P.(2)		33,428,245
Sorin Fund, L.P.		816,786
Visium Credit Opportunities Fund, L.P.(2)		25,310,727
Global Opportunistic (17.45% Partners’ Capital)
Atlas Institutional Fund, LLC(2)		25,880,354
BlueTrend L.P.		28,540,679
Corriente China Opportunity Partners II, L.P.(2)		12,688,976
Corriente China Opportunity Partners, L.P.(2)		5,841,916
Corriente Partners, L.P.(2)		21,168,932
Covepoint Emerging Markets Macro Fund, L.P.(2)		16,903,891
EDF-MI Onshore, L.P.(3)		99,210,855
Global Undervalued Securities Fund (QP), L.P.		22,205,191
Hayman Capital Partners, L.P.(2)		60,046,079
Japan Macro Opportunity Partners, L.P.(2)		6,379,528
Passport Global Strategies III, Ltd.	893	582,982
Passport II, L.P.(2)		44,582,911
Senator Global Opportunity Fund L.P.		22,919,747
Tiger Global, L.P.		86,298,393
Valiant Capital Partners, L.P.(1)(2)		152,232,029
Viking Global Equities, L.P.(1)		32,696,361
International Equity (1.99% Partners’ Capital)
Penta Asia Domestic Partners, L.P.		6,079,481
Steel Partners Japan Strategic Fund, L.P.		2,177,369
TAEF Fund, LLC		15,075,516
Value Partners Hedge Fund LLC(3)		49,559,754
Natural Resources (0.00% Partners’ Capital)
Tocqueville Gold Partners, L.P.		40,598

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (8.78% Partners’ Capital)
Accel-KKR Capital Partners III, L.P.(1)(2)		$10,057,649
Advent Latin American Private Equity Fund IV-F, L.P.		7,693,987
Advent Latin American Private Equity Fund V-F, L.P.		4,208,510
Audax Mezzanine Fund II, L.P.(1)		3,238,163
Audax Mezzanine Fund III, L.P.(1)		3,587,729
BDCM Opportunity Fund II, L.P.(1)		7,744,693
Black River Commodity Multi-Strategy Fund, LLC		982,376
Capital Royalty Partners, L.P.(1)		1,123,251
Catterton Growth Partners, L.P.(2)		13,781,951
CEF-Safety Kleen Liquidating Acct(1)	151,417	1,533,854
Chrysalis Ventures III, L.P.		2,316,206
Crosslink Crossover Fund IV, L.P.		1,355,048
Crosslink Crossover Fund V, L.P.		6,725,386
Crosslink Crossover Fund VI, L.P.(2)		14,948,868
Dace Ventures I, L.P.(2)		2,254,893
Fairhaven Capital Partners, L.P.		6,384,512
Garrison Opportunity Fund II A, LLC		10,369,379
Garrison Opportunity Fund, LLC(2)		22,183,695
GMO Emerging Illiquid Fund, L.P.(1)		317,110
HealthCor Partners Fund, L.P.(2)		7,775,588
Highland Credit Strategies Liquidation Vehicle Onshore		2,925,176
Integral Capital Partners VIII, L.P.(2)		3,501,388
L-R Global Partners, L.P.		405,984
MatlinPatterson Global Opportunities Partners III, L.P.(1)		7,607,117
Middle East North Africa Opportunities Fund, L.P.(3)	5,089	1,453,470
Monomoy Capital Partners II, L.P.(1)		2,817,518
Monomoy Capital Partners, L.P.		3,934,128
Monsoon India Inflection Fund 2, L.P.		369,038
Monsoon India Inflection Fund, L.P.		202,081
Pine Brook Capital Partners, L.P.(1)		16,134,299
Pinto America Growth Fund, L.P.(1)		1,659,890
Private Equity Investment Fund IV, L.P.(1)(2)		5,991,762
Private Equity Investment Fund V, L.P.(1)(2)		31,391,858

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (8.78% Partners’ Capital) (continued)
Saints Capital VI, L.P.(1)(2)		$16,730,523
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,913,399
Sanderling Venture Partners VI, L.P.		1,254,391
Sterling Capital Partners II, L.P.		2,045,133
Sterling Group Partners II, L.P.		1,309,082
Sterling Group Partners III, L.P.		6,324,179
Strategic Value Global Opportunities Fund I-A, L.P		3,878,067
Tenaya Capital V, L.P.		6,415,000
The Column Group, L.P.		6,914,448
The Founders Fund III, L.P.		11,213,985
The Founders Fund IV, L.P.		1,784,508
The Raptor Private Holdings, L.P.	6,789	3,993,072
Trivest Fund IV, L.P.(2)		16,003,931
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		6,238,592
VCFA Private Equity Partners IV, L.P.(1)		1,977,145
VCFA Venture Partners V, L.P.(1)		7,516,981
Voyager Capital Fund III, L.P.		2,849,144
WestView Capital Partners II, L.P.(1)(2)		15,705,393
Real Estate (3.72% Partners’ Capital)
Aslan Realty Partners III, L.L.C.		372,932
Cypress Realty VI, L.P.		6,902,298
DaVinci Corporate Opportunity Partners, L.P.		(90,010)
Florida Real Estate Value Fund, L.P.(1)(2)		7,886,437
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.(2)		24,341,990
Lone Star Real Estate Fund II (U.S.) L.P.		3,719,323
Monsoon Infrastructure & Realty Co-Invest, L.P.(2)		14,242,436
Northwood Real Estate Co-Investors L.P.(1)		6,419,855
Northwood Real Estate Partners L.P.(1)		12,923,822
Parmenter Realty Fund III, L.P.		8,251,247
Parmenter Realty Fund IV, L.P.(1)(2)		5,899,567
Pearlmark Mezzanine Realty Partners II, LLC		176,200
Pearlmark Mezzanine Realty Partners III, LLC(1)(2)		13,291,000
Pennybacker II, L.P.(1)(2)		2,190,881
SBC Latin America Housing US Fund, L.P.(1)(3)		4,845,673

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (3.72% Partners’ Capital) (continued)
Square Mile Partners III L.P.(1)		$24,837,629

Total United States		2,386,098,852

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		2,803,931,530	76.66%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.35% Partners’ Capital)
El Tejar Limited	1,000,000	12,860,000

Total Bermuda Limited Liability Company		12,860,000

Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (1.50% Partners’ Capital)
CRC Credit Fund Ltd.(2)	120,322	39,034,222
Overseas CAP Partners, Inc.(2)	9,295	15,755,310
International Equity (1.26% Partners’ Capital)
Quorum Fund Limited	13,517	821,171
The Russian Prosperity Fund	1,056,068	45,326,421
Natural Resources (0.22% Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		8,025,872

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		108,962,996

Total Passive Foreign Investment Companies		121,822,996	3.33%

Private Corporations
United States
Real Estate (0.55% Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		1,934,426
Legacy Partners Realty Fund III, Inc.		5,459,229
Net Lease Private REIT V, Inc.		1,543,669
Net Lease Private REIT VI, Inc.(1)		2,920,750
Net Lease Private REIT VII, Inc.(1)(2)		4,145,220
Net Lease Private REIT VII-A, Inc.(1)(2)		4,145,220

Total Private Corporations		20,148,514	0.55%

Total Investments in Investment Funds (Cost $2,731,971,779)		2,945,903,040	80.54%

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Securities
Registered Investment Companies
United States
Exchange Traded Funds
Energy (2.28% Partners’ Capital)
Market Vectors Oil Service ETF	1,076,100	$38,352,204
SPDR S&P Oil & Gas Exploration & Production ETF(1)	420,000	21,168,000
The Energy Select Sector SPDR Fund(1)	361,400	23,986,118
International Equity (3.92% Partners’ Capital)
iShares MSCI EAFE Index Fund(1)	527,000	26,328,920
iShares MSCI Emerging Markets Index(1)	1,168,350	45,787,636
iShares MSCI Japan Index Fund(1)	3,267,000	30,742,470
Market Vectors Russia ETF(1)	941,000	24,616,560
Vanguard MSCI Emerging Markets ETF(1)	401,606	16,044,160
Natural Resources (5.26% Partners’ Capital)
Market Vectors Agribusiness ETF(1)	704,000	34,904,320
Market Vectors Gold Miners ETF(1)	1,204,162	53,910,333
SPDR Gold Trust	663,956	103,039,332
Traditional Fixed Income (3.35% Partners’ Capital)
iShares Barclays 20+ Year Treasury Bond Fund(1)	979,496	122,632,899

Total Exchange Traded Funds		541,512,952	14.81%

Money Market Funds (3.27% Partners’ Capital)
JPMorgan 100% U.S. Treasury Securities Money Market Fund(1)	119,741,123	119,741,123

Total Money Market Funds		119,741,123	3.27%

Open End Funds
Domestic Equity (3.71% Partners’ Capital)
GMO Quality Fund IV(1)	5,694,172	135,464,349

Natural Resources (1.18% Partners’ Capital)
The Tocqueville Gold Fund(1)	691,329	43,125,129

Real Estate (1.07% Partners’ Capital)
Doubleline Total Return Bond I(1)	3,502,431	39,157,177

Traditional Fixed Income (0.21% Partners’ Capital)
Wasatch Hoisington US Treasury Fund(1)	411,691	7,805,669

Total Open End Funds		225,552,324	6.17%

Total Registered Investment Companies		886,806,399	24.25%

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
U.S. Government Debt Obligations
U.S. Treasury Bond, 4.375%, 02/15/38(1)	5,400,000	$7,165,125
U.S. Treasury Bond, 4.375%, 11/15/39(1)	5,400,000	7,192,967
U.S. Treasury Bond, 4.375%, 05/15/40(1)	5,400,000	7,196,342
U.S. Treasury Bond, 4.50%, 02/15/36(1)	5,300,000	7,118,563
U.S. Treasury Bond, 4.50%, 05/15/38(1)	5,300,000	7,169,077
U.S. Treasury Bond, 4.50%, 08/15/39(1)	5,300,000	7,191,438
U.S. Treasury Bond, 4.625%, 02/15/40(1)	5,200,000	7,193,061
U.S. Treasury Bond, 4.75%, 02/15/37(1)	5,000,000	6,969,530
U.S. Treasury Note, 3.50%, 02/15/39(1)	6,300,000	7,290,284
U.S. Treasury Note, 4.25%, 05/15/39(1)	5,500,000	7,183,517
U.S. Treasury Bond Strip Principal, 4.25%, 05/15/39	19,300,000	8,939,316
U.S. Treasury Bond Strip Principal, 4.75%, 02/15/37	17,100,000	8,580,900

Total U.S. Government Debt Obligations		89,190,120	2.44%

Total Investments in Securities (Cost $883,210,148)		975,996,519	26.69%

Derivative Contracts—Assets
Call Options Purchased
United States
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	1,079,000,000	4,963,400
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	3,814,286
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	4,725,000
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	3,701,754

Total Call Options Purchased		17,204,440	0.47%

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Warrants Purchased
United States
Global Opportunistic (0.00% Partners’ Capital)
Bally Total Fitness Holdings Corp. Warrants Exp. Sept. 2014, Strike Price $20.00 USD	2	$—

Total Warrants Purchased		—	0.00%

Total Derivative Contracts—Assets (Cost $24,991,550)		17,204,440	0.47%

Total Investments (Cost $3,640,173,477)		$3,939,103,999	107.70%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2012, were $472,055,469. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may allocate its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

Refer to Note 5, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security
(2)	Affiliated investments
(3)	Affiliated investments for which ownership exceeds 25%

Futures Contracts

Number of Contracts Purchased	Futures Contracts Position	Notional Amount at Value	Expiration	Unrealized Appreciation
1,519	E-Mini S&P 500 Futures Contracts	$103,018,580	9/24/2012	$4,256,511

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Operations

Six Months Ended June 30, 2012

(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $65,672)	$8,670,993
Interest income	2,077,626
Dividend income from affiliated investments	1,000,733
Interest income from affiliated investments	440,139

Total investment income	12,189,491

Expenses:
Investment Management Fees	21,405,384
Administration fees	1,149,582
Professional fees	591,900
Custodian fees	212,828
Commitment fees	1,643,056
Directors fees	241,125
Offshore withholding tax expense	2,132,766
Other expenses	763,605

Total expenses	28,140,246

Net investment loss	(15,950,755)

Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and translations, purchased options, futures contracts and redemptions in-kind:
Net realized gain from investments and foreign currency transactions	58,077,630
Net realized loss from futures contracts	(4,651,487)
Net realized loss from redemptions in-kind	(1,495,636)
Net realized gain from affiliated investments	57,098,016
Change in unrealized appreciation/depreciation from investments, affiliated investments, foreign currency translations, purchased options and futures contracts	(48,165,945)

Net realized and unrealized gain from investments, affiliated investments, foreign currency transactions and translations, purchased options, futures contracts and redemptions in-kind	60,862,578

Net increase in partners’ capital resulting from operations	$44,911,823

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statements of Changes in Partners’ Capital

Year Ended December 31, 2011 and

Six Months Ended June 30, 2012 (Unaudited)

Partners’ capital at December 31, 2010	$5,355,785,091
Contributions	410,785,889
Withdrawals	(1,306,626,016)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(37,665,078)
Net realized gain from investments, foreign currency transactions and purchased options	147,551,885
Net realized loss from written options	(4,376,625)
Net realized gain from redemptions in-kind	2,737,059
Net realized gain from affiliated investments	64,400,531
Change in unrealized appreciation/depreciation from investments, affiliated investments, foreign currency translations, purchased options and written options	(331,313,878)

Net decrease in partners’ capital resulting from operations	(158,666,106)

Partners’ capital at December 31, 2011	4,301,278,858

Contributions	97,650,335
Withdrawals	(786,373,258)
Net increase in partners’ capital resulting from operations:
Net investment loss	(15,950,755)
Net realized gain from investments and foreign currency transactions	58,077,630
Net realized loss from futures contracts	(4,651,487)
Net realized loss from redemptions in-kind	(1,495,636)
Net realized gain from affiliated investments	57,098,016
Change in unrealized appreciation/depreciation from investments, affiliated investments, foreign currency translations, purchased options and futures contracts	(48,165,945)

Net increase in partners’ capital resulting from operations	44,911,823

Partners’ capital at June 30, 2012	$3,657,467,758

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2012

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$44,911,823
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(1,262,962,959)
Proceeds from disposition of investments	1,843,811,842
Net realized gain from investments and foreign currency transactions	(58,077,630)
Accretion of discount	(267,467)
Net realized loss from futures contracts	4,651,487
Net realized loss from redemptions in-kind	1,495,636
Net realized gain from affiliated investments	(57,098,016)
Change in unrealized appreciation/depreciation from investments, affiliated investments, foreign currency translations, purchased options and futures contracts	48,165,945
Deposits with brokers for futures contracts	(14,500,000)
Increase in advanced contributions to Investment Funds	(22,577,372)
Decrease in interest and dividends receivable	429,923
Decrease in dividends receivable from affiliated investments	7,957
Decrease in receivable from investments sold	213,200,404
Increase in receivable from affiliated investments sold	(21,030,873)
Increase in prepaids and other assets	(212,804)
Decrease in payable for investments purchased	(153,661,120)
Decrease in Investment Management Fees payable	(1,377,014)
Increase in offshore withholding tax payable	1,583,453
Decrease in administration fees payable	(236,003)
Increase in payable to Adviser	4,399
Decrease in payable to the Offshore TEI Fund	(48,750)
Decrease in payable to Directors	(4,875)
Increase in accounts payable and accrued expenses	15,901

Net cash provided by operating activities	566,223,887

Cash flows from financing activities:
Contributions	77,891,364
Withdrawals	(714,532,783)

Net cash used in financing activities	(636,641,419)

Net decrease in cash and cash equivalents	(70,417,532)
Cash and cash equivalents at beginning of period	94,389,541

Cash and cash equivalents at end of period	$23,972,009

Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$549,313
Supplemental schedule of noncash activity:
Redemptions in-kind (Cost $7,499,804)	$6,004,168

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements

June 30, 2012

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Endowment Master Fund Holdings GP, LLC (the “Company”), is a wholly-owned limited liability company of the Master Fund. The Company functions as a special purpose entity, which owns a minority interest in AL Gulf Coast Terminals, LLC, an operating company. The financial statements of the Master Fund and the Company are consolidated and thus the consolidated financial statements present the combined investments of the Master Fund and the Company.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s Portfolio Funds are managed by a carefully selected group of investment managers, identified by Endowment Advisers, L.P. (the “Adviser”), who employ various styles and strategies to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Master Fund and its subsidiary, the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Consolidated Statement of Operations.

Dividend income is recorded on the ex-dividend date or upon receipt of the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the primary exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy.

•

OPTIONS—Options that are listed on a securities exchange are valued at the closing “bid” and “ask” prices for such options on the date of determination and are typically categorized as Level 2 in the fair value hierarchy. If no such bid or ask price is reported, the positions shall be valued at the last sales price on the valuation day. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Independent Administrator will determine the fair value of such options in good faith using information that is available at such time.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

•

FUTURES CONTRACTS—Exchange traded futures contracts are valued using quoted prices from the national exchange and are typically categorized as Level 1 in the fair value hierarchy. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Independent Administrator will determine the fair value in good faith using information that is available at such time.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the fair value of the Investment Fund or security.

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not isolate the realized or unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; transfer taxes, offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

(g) INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

The Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2012, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

(h) USE OF ESTIMATES

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(i) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

OPTIONS—The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. During the period, the Master Fund invested in call option contracts to better manage risk related to certain strategies in the Master Fund’s portfolio.

FUTURES CONTRACTS—The Master Fund may invest in futures contracts to provide certain type of investment exposure consistent with the Master Fund’s investment objectives. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a future contract, the Master Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). A portion of the initial margin is reflected on the Consolidated Statement of Assets, Liabilities and Partners’ Capital as segregated cash balances with brokers, and is restricted as to its use. Subsequent payments, know as “variation margin,” are made or received by the Master Fund, depending on the fluctuations in the value of the underlying security. The underlying securities are not physically delivered. The Master Fund recognizes a gain or loss equal to the variation margin. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts) and exposure to loss. The face or contract amounts reflect the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

the underlying securities and the possibility of an illiquid market for a futures contract. With futures, there is minimal counterparty credit risk to the Master Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended June 30, 2012, the Master Fund’s direct investments in derivatives consisted of the purchase and sale of call options and the purchase and sale of futures contracts. Investment Funds in which the Master Fund invests may also purchase and sell derivative securities and other financial instruments.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2012, and where such derivatives are recorded:

		Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities	Total Fair Value	Total Fair Value
Call Options Purchased
Interest Rate Exposure:	Investments in Derivative Contracts, at fair value	$17,204,440	$—

Warrants Purchased
Equity Exposure:	Investments in Derivative Contracts, at fair value	—	—

Futures Contracts*
Equity Exposure:		4,256,511	—

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2012:

Primary Risk Exposure	Location of Gain (Loss) from Derivatives Recognized in Income	Realized Gain (Loss) from Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation from Derivatives Recognized in Income
Call Options Purchased
Interest Rate Exposure:	Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and translations, purchased options, futures contracts and redemptions in-kind	$—	$(5,760,603)
Warrants Purchased
Equity Exposure:	Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and translations, purchased options, futures contracts and redemptions in-kind	—	—

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

Primary Risk Exposure	Location of Gain (Loss) from Derivatives Recognized in Income	Realized Gain (Loss) from Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation from Derivatives Recognized in Income
Futures Contracts
Equity Exposure:	Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions and translations, purchased options, futures contracts and redemptions in-kind	$(4,651,487)	$4,256,511

Volume of Derivative Activity

The monthly average fair value of options purchased was $19,736,799 for the six months ended June 30, 2012. The notional amount of futures contracts outstanding was $103,018,580 as of June 30, 2012. The monthly average notional amount for these contracts was $102,765,413 for the period ended June 30, 2012.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—unadjusted quoted prices in active markets for identical assets

•	Level 2—investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

•

Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than quarterly (or monthly for underlying investments where the Master Fund owns more than 25% of the Investment Fund’s total net assets).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

The following is a summary categorization, as of June 30, 2012, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$—	$180,248,467	$127,624,266	$307,872,733
Domestic Equity	—	181,567,462	38,639,516	220,206,978
Energy	—	72,420,134	155,773,501	228,193,635
Enhanced Fixed Income	—	298,258,889	164,983,061	463,241,950
Global Opportunistic	—	386,735,940	251,442,884	638,178,824
International Equity	—	35,309,931	57,816,604	93,126,535
Natural Resources	—	13,694,251	28,340,598	42,034,849
Private Equity	—	—	621,044,764	621,044,764
Real Estate	—	—	190,031,262	190,031,262
Passive Foreign Investment Companies
Arbitrage Strategies	—	15,755,310	39,034,222	54,789,532
International Equity	—	45,326,421	821,171	46,147,592
Natural Resources	—	—	8,025,872	8,025,872
Private Equity	—	—	12,860,000	12,860,000
Private Corporations
Real Estate	—	—	20,148,514	20,148,514
Investment Securities
Registered Investment Companies
Domestic Equity	135,464,349	—	—	135,464,349
Energy	83,506,322	—	$——	83,506,322
International Equity	143,519,746	—	—	143,519,746
Money Market Funds	119,741,123	—	—	119,741,123
Natural Resources	234,979,114	—	—	234,979,114
Real Estate	39,157,177	—	—	39,157,177
Traditional Fixed Income	130,438,568	—	—	130,438,568
U.S. Government Debt Obligations
Traditional Fixed Income	—	89,190,120	—	89,190,120
Derivative Contracts
Call Options Purchased	—	17,204,440	—	17,204,440
Warrants Purchased
Global Opportunistic	—	—	—	—

Total Investments	$886,806,399	$1,335,711,365	$1,716,586,235	$3,939,103,999

Futures Contracts	$4,256,511	—	—	$4,256,511

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2012:

	Fair Value as of June 30, 2012	Valuation Technique	Liquidity of Investments	Adjustments To NAV
Investments
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$127,624,266	NAV as Practical Expedient*	Greater than Quarterly	—
Domestic Equity	38,639,516	NAV as Practical Expedient*	Greater than Quarterly	—
Energy	155,773,501	NAV as Practical Expedient*	N/A	—
Enhanced Fixed Income	164,983,061	NAV as Practical Expedient*	Greater than Quarterly	**
Global Opportunistic	251,442,884	NAV as Practical Expedient*	Greater than Monthly	—
International Equity	57,816,604	NAV as Practical Expedient*	Greater than Monthly	—
Natural Resources	28,340,598	NAV as Practical Expedient*	N/A	—
Private Equity	621,044,764	NAV as Practical Expedient*	Greater than Quarterly	—
Real Estate	190,031,262	NAV as Practical Expedient*	N/A	—
Passive Foreign Investment Companies
Arbitrage Strategies	39,034,222	NAV as Practical Expedient*	Greater than Quarterly	—
International Equity	821,171	NAV as Practical Expedient*	Greater than Quarterly	—
Natural Resources	8,025,872	NAV as Practical Expedient*	N/A	—
Private Equity	12,860,000	NAV as Practical Expedient*	N/A	—
Private Corporations
Real Estate	20,148,514	NAV as Practical Expedient*	N/A	—

Total Investments	$1,716,586,235

*	Unobservable valuation input.

**

Denotes that a NAV as provided by an investment manager or administrator of an Investment Fund has been adjusted. Adjustments to the practical expedient NAV were made for certain Investment Funds in this category because in the opinion of the Adviser Valuation Committee, the practical expedient NAV provided for these Investment Funds did not reflect such Investment Funds’ fair value at June 30, 2012. The amounts of such adjustments were deemed immaterial as a percentage of total investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 as of June 30, 2012, based on levels assigned to Investments on December 31, 2011, are included in the table below. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2011	Redemptions In-Kind	Transfers Out*	Gross Purchases	Gross Sales**	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2012
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$448,558,987	—	$(180,248,467)	$25,000,000	$(187,709,305)	$43,190,644	$(21,167,593)	$127,624,266
Domestic Equity	195,638,926	$3,338,607	(181,567,462)	90,024,939	(71,769,334)	(4,453,146)	7,426,986	38,639,516
Energy	298,114,700	—	(72,420,134)	9,347,931	(92,048,208)	10,756,934	2,022,278	155,773,501
Enhanced Fixed Income	609,181,578	2,460,782	(298,258,889)	—	(149,914,992)	2,927,538	(1,412,956)	164,983,061
Global Opportunistic	703,060,246	204,778	(386,735,940)	36,744,719	(103,284,794)	6,521,913	(5,068,038)	251,442,884
International Equity	143,191,213	—	(35,309,931)	25,000,000	(74,826,310)	15,477,506	(15,715,874)	57,816,604
Natural Resources	46,001,399	—	(13,694,251)	3,131,749	—	—	(7,098,299)	28,340,598
Private Equity	642,090,516	—	—	49,685,610	(91,866,578)	18,364,772	2,770,444	621,044,764
Real Estate	189,471,429	—	—	28,973,903	(33,280,885)	9,379,515	(4,512,700)	190,031,262
Passive Foreign Investment Companies
Arbitrage Strategies	58,527,592	—	(15,755,310)	—	(5,298,224)	1,054,876	505,288	39,034,222
International Equity	1,372,308	—	—	—	(542,767)	208,845	(217,215)	821,171
Natural Resources	7,658,031	—	—	—	—	—	367,841	8,025,872
Private Equity	12,860,000	—	—	—	—	—	—	12,860,000
Private Corporations
Real Estate	19,870,321	—	—	—	(292,910)	—	571,103	20,148,514

Total Investments	$3,375,597,246	$6,004,167	$(1,183,990,384)	$267,908,851	$(810,834,307)	$103,429,397	$(41,528,735)	$1,716,586,235

*	Transfers from Level 3 to Level 2 in the fair value hierarchy generally relate to liquidity provisions of the Investment Funds.
**	Includes Return of Capital and Capital Gain Distributions.

The net realized gain (loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Consolidated Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2012, is $(22,659,705).

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustments, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the reported NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2012, that may qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Arbitrage Strategies(a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$362,662	N/A	N/A	Quarterly	30-90	0-2 years; up to 9% early redemption fee
Domestic Equity(b)	Investments in equity securities issued by U.S. companies.	220,207	N/A	N/A	Quarterly - Annually	45-120	0-3 years; up to 5% early redemption fee
Energy(c)	Investments in securities issued by companies in the energy sector.	228,194	$10,399	up to 15 years	Daily - Quarterly	30-45	0-15 years
Enhanced Fixed Income(d)	Investments in non-traditional fixed income securities.	463,242	N/A	N/A	Monthly - Rolling 3 years	30-120	0-3 years; up to 6% early redemption fee
Global Opportunistic(e)	Investments in a variety of global markets across all security types.	638,178	N/A	N/A	Monthly - Annually	45-90	0-4 years; up to 5 % early redemption fee
International Equity(f)	Investments in equity securities issued by foreign companies.	139,274	N/A	N/A	Weekly - Quarterly	7-90	0-3 years
Natural Resources(g)	Investments with exposure to non-energy natural resources.	50,061	114,415	up to 10 years	N/A	N/A	0-10 years
Private Equity(h)	Investments in nonpublic companies.	633,905	269,345	up to 10 years	Semi-Annually - Rolling 3 years	60-90	0-10 years; up to 6% early redemption fee
Real Estate(i)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	210,180	77,896	up to 10 years	N/A	N/A	0-10 years; up to 3% early redemption fee
		$2,945,903	$472,055

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisers (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(f)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(g)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. The majority of the investments in this asset class have an estimated remaining life of greater than six years.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. The private investments in this asset class have an estimated remaining life of greater than six years.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement.

The Master Fund reserves the right to reject any applications for subscription of Interests. The $5,287,578 in contributions received in advance as of June 30, 2012, represents subscriptions for Master Fund Interests received prior to the July 2012 closing.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. However, the Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2012, the Master Fund held investments in Investment Funds and securities. The $40,207,488 in advanced contributions to Investment Funds as of June 30, 2012, represents funding of a portion of the July 2012 investments in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees of up to 2.5% annually of monthly average net assets. In addition, many Investment Funds also provide for performance incentive fees/allocations of up to 25% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $376,464,215 and $892,848,198, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of June 30, 2012, was $3,640,173,477, resulting in accumulated net unrealized appreciation of $298,930,522 consisting of $613,947,372 in gross unrealized appreciation and $315,016,850 in gross unrealized depreciation.

During the six months ended June 30, 2012, certain investments were received through a transfer in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind, related cost and realized gain (loss) were as follows:

Investments Transferred In-Kind	Fair Value	Cost	Realized Gain (Loss) on Transfers In-Kind
Artis Partners 2X (Institutional), L.P.	$3,338,608	$5,082,774	$(1,744,166)
BDCM Partners I, L.P.	2,460,782	2,082,067	378,715
Passport II, L.P.	204,778	334,963	(130,185)

	$6,004,168	$7,499,804	$(1,495,636)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are grouped in three categories of liquidity, as determined by the Adviser. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at June 30, 2012:

Liquidity Categories*	Total Percentage of Capital Invested Allowed, per Category	Percentage of Investments, per Category	Withdrawal Rights
Category 1 Assets(a)	10.00%-100.00%(b)	62.90%	Securities and derivatives activity or Investment Funds that settle three business days after trade date (“T+3”) and that have at least quarterly withdrawal rights and not more than a one-year lock-up period remaining.
Category 2 Assets(c)	0.00%-90.00%(b)	10.60%	Investment Funds that allow for periodic withdrawals at the time of investment but do not meet the qualifications for Category One Assets due to frequency of redemptions allowed or extended lock-up periods remaining.
Category 3 Assets(d)	0.00%-25.00%(b)	26.50%	Investment Funds that are self-liquidating (e.g., private equity funds), or that otherwise fail to meet the definition of Category 1 or 2 Assets. Also includes Investment Funds that only make distributions as the underlying portfolio’s assets or investments are liquidated (i.e., the investor in such Investment Funds does not have the right to request withdrawals on any specified periodic basis).

	100.00%	100.00%

*The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could   result in such investments moving from one liquidity category to another.

(a)

Category One Assets are defined as cash, money market funds, and exchange-traded securities, including, but not limited to equities, bonds, notes, mutual funds, ETFs, options (including OTC), and derivatives. Investment Funds with investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

and/or special purpose vehicles housing less liquid investments may be included in this category as long as they have at least quarterly withdrawal rights with a year or less lockup remaining.
(b)

The Master Fund may not have less than 10% of its capital invested in cash and securities with T+3 liquidity, which are included in Category One Assets, or more than 25% of its capital invested in Category Three Assets, with all remaining capital invested in Category One Assets or Category Two Assets.

(c)

Category Two Assets also may have investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments. Sidepockets and/or special purpose vehicles (and any similar interest or investments, including certain types of distributions in-kind) remaining upon redemption from an Investment Fund categorized as Category One Assets or Category Two Assets (collectively, “Residual Interests”), shall also each be conclusively deemed to be a Category Two Asset unless the Adviser reasonably concludes that the majority of such Residual Interests will not become liquid within three years, in which case the Adviser will categorize such Residual Interests as Category Three Assets.

(d)

Category Three Assets may include, without limitation, private equity funds, real estate funds, or natural resources or energy funds that only make distributions when an investment is monetized or generates cash flow through distributions, dividends, etc. This category will be calculated as the lesser of: (a) the amount of called and invested capital or (b) the fair value of the interests in such Investment Funds. Any standard and customary audit hold-backs which remain after redeeming from an Investment Fund included in Category One Assets or Category Two Assets will be classified as Category One Assets. Any other holdings which remain (e.g., “sidepockets” and/or other Residual Interests) will be classified as Category Two Assets if the Adviser reasonably concludes that the majority of such holdings will become liquid within three years; otherwise, such holdings will be classified as Category Three Assets.

(c) AFFILIATED INVESTMENT FUNDS

At June 30, 2012, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. The activity resulting from investments in these Investment Funds, including interest and dividend income as well as realized gains and losses, is identified in the Consolidated Statement of

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including 2012 activity) is shown below:

										For the Six Months 1/1/2012 through 6/30/2012
				For the Six Months 1/1/2012 through 6/30/2012
Investment Funds	Shares 12/31/2011	Shares 6/30/2012	Fair Value 12/31/2011	Redemptions In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Appreciation/ Depreciation	Fair Value 6/30/2012	Interest/ Dividend Income
Accel-KKR Capital Partners III, L.P.			$7,601,032	$—	$592,337	$(1,280,484)	$1,151,000	$1,993,764	$10,057,649	$—
Atlas Institutional Fund, LLC			25,814,185	—	—	—	—	66,169	25,880,354	—
BDCM Partners I, L.P.			50,600,994	2,460,782	—	(3,567,014)	549,178	2,008,734	52,052,674	—
Bell Point Credit Opportunities Fund, L.P.			26,728,088	—	—	—	—	476,003	27,204,091	—
Catterton Growth Partners, L.P.			10,614,364	—	2,209,628	(277,004)	277,004	957,959	13,781,951	—
CCM Small Cap Value Qualified Fund, L.P.			23,556,080	—	—	(5,000,000)	898,900	(942,860)	18,512,120	—
Corriente China Opportunity Partners II, L.P.			16,498,912	—	—	—	—	(3,809,936)	12,688,976	—
Corriente China Opportunity Partners, L.P.			7,981,887	—	—	—	—	(2,139,971)	5,841,916	—
Corriente Partners, L.P.			31,362,076	—	—	—	—	(10,193,144)	21,168,932	—
Courage Special Situations Fund, L.P.			14,075,770	—	—	—	—	117,433	14,193,203	—
Covepoint Emerging Markets Macro Fund, L.P.			50,950,379	—	—	(35,000,000)	3,187,027	(2,233,515)	16,903,891	—
CRC Credit Fund Ltd.	125,180	120,322	43,114,834	—	—	(5,298,224)	1,054,876	162,736	39,034,222	—
Credit Distressed Blue Line Fund, L.P.			39,144,551	—	—	(6,598,869)	514,785	(8,442,112)	24,618,355	—
Crosslink Crossover Fund VI, L.P.			14,986,144	—	—	(786,446)	336,109	413,061	14,948,868	—
CX Partners Fund Limited			9,279,323	—	920,482	—	—	(1,584,337)	8,615,468	61,243
Dace Ventures I, L.P.			1,871,998	—	104,636	—	—	278,259	2,254,893	—
EDF-MI Onshore, L.P.			133,391,327	—	—	(25,000,000)	11,906,091	(21,086,563)	99,210,855	—
Empire Capital Partners Enhanced, L.P.			—	—	25,000,000	—	—	(794,456)	24,205,544	52
Encap Energy Infrastructure TE Feeder, L.P.			9,211,892	—	653,512	(3,877,401)	2,367,961	149,542	8,505,506	—
Florida Real Estate Value Fund, L.P.			6,236,666	—	1,290,195	—	—	359,576	7,886,437	—
Fortelus Special Situation Fund, L.P.			30,336,726	—	—	(16,239,311)	(5,539,659)	4,584,348	13,142,104	—
Forum European Realty Income III, L.P.			9,160,943	—	2,455,852	—	—	241,145	11,857,940	—
Garrison Opportunity Fund, LLC			21,328,827	—	—	—	—	854,868	22,183,695	—
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.			20,730,589	—	1,887,709	—	—	1,723,692	24,341,990	—
Halcyon European Structured Opportunities Fund, L.P.			518,816	—	—	—	—	(11,636)	507,180	—
Harbinger Capital Partners Fund I, L.P.			34,532,293	—	—	—	—	(9,803,485)	24,728,808	—
Hayman Capital Partners, L.P.			29,748,598	—	30,000,000	—	—	297,481	60,046,079	—
HealthCor Partners Fund, L.P.			6,509,326	—	501,653	—	—	764,609	7,775,588	—
HFR HE Bristol Master Trust (Series D)	25,000	25,000	20,960,611	—	—	—	—	(7,266,360)	13,694,251	—
Hillcrest Fund, L.P.			10,594,747	—	6,293,569	(1,789,838)	102,852	391,823	15,593,153	—
Hound Partners, L.P.			—	—	35,000,000	—	—	(257,279)	34,742,721	—

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

										For the Six Months 1/1/2012 through 6/30/2012
				For the Six Months 1/1/2012 through 6/30/2012
Investment Funds	Shares 12/31/2011	Shares 6/30/2012	Fair Value 12/31/2011	Redemptions In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Appreciation/ Depreciation	Fair Value 6/30/2012	Interest/ Dividend Income
Indaba Capital Partners, L.P.			$28,637,867	$—	$—	$—	$—	$4,204,170	$32,842,037	$—
Integral Capital Partners VIII, L.P.			3,743,963	—	—	—	—	(242,575)	3,501,388	—
Intervale Capital Fund, L.P.			20,150,112	—	345,500	(6,700,548)	5,407,342	(3,108,147)	16,094,259	—
Investcorp Silverback Arbitrage Fund, LLC			17,036,329	—	—	—	—	355,131	17,391,460	—
Japan Macro Opportunity Partners, L.P.			14,554,015	—	—	—	—	(8,174,487)	6,379,528	—
Kenmont Onshore Fund, L.P.			958,631	—	—	(408,402)	(3,198,514)	3,299,708	651,423	—
LC Fund IV, L.P.			19,623,358	—	1,227,763	(17,383)	—	348,255	21,181,993	—
Magnetar Capital Fund, L.P.			6,988,058	—	—	—	—	1,076,162	8,064,220	—
Magnetar SPV, LLC (Series L)			13,030,063	—	—	(1,636,130)	64,552	889,217	12,347,702	—
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	1,577,000	—	—	—	—	(123,530)	1,453,470	—
Monsoon Infrastructure & Realty Co-Investors, L.P.			14,339,446	—	—	—	—	(97,010)	14,242,436	—
Montrica Global Opportunities Fund, L.P.	35,356	33,558	1,922,744	—	—	(21,688)	(170,090)	51,830	1,782,796	—
Morgan Rio Capital Fund, L.P.**			24,480,064	—	—	—	—	1,046,301	25,526,365	—
Net Lease Private REIT VII, Inc.			4,232,440	—	—	(87,220)	—	—	4,145,220	227,921
Net Lease Private REIT VII-A, Inc.			4,232,440	—	—	(87,220)	—	—	4,145,220	227,921
New Horizon Capital III, L.P.			23,451,904	—	3,304,040	(1,409,282)	—	2,177,475	27,524,137	111,742
Orbis Real Estate Fund I			2,982,985	—	336,686	—	—	(219,717)	3,099,954	—
Overseas CAP Partners, Inc.	9,295	9,295	15,412,758	—	—	—	—	342,552	15,755,310	—
Parmenter Realty Fund IV, L.P.			1,268,538	—	5,533,661	(420,077)	—	(482,555)	5,899,567	79,324
Passport II, L.P.			49,240,774	—	—	(8,634,572)	(5,181,014)	9,157,723	44,582,911	—
Pearlmark Mezzanine Realty Partners III, LLC			7,795,793	—	5,860,292	(1,564,799)	436,592	763,122	13,291,000	351,618
Pennybacker II, L.P.			1,886,942	—	882,214	(501,358)	—	(76,917)	2,190,881	35,226
Phoenix Asia Real Estate Investments II, L.P.			14,421,284	—	21,394	(96,256)	(17,234)	(343,101)	13,986,087	—
PIPE Equity Partners, L.L.C.			21,413,300	—	—	(1,372,686)	(1,342,862)	416,875	19,114,627	—
PIPE Select Fund, L.L.C.			41,723,033	—	—	(6,241,455)	489,299	597,137	36,568,014	—
Private Equity Investment Fund IV, L.P.			6,249,295	—	260,447	(525,240)	94,285	(87,025)	5,991,762	—
Private Equity Investment Fund V, L.P.**			27,878,519	—	3,603,709	(1,936,327)	1,416,284	429,673	31,391,858	42,108
Providence MBS Fund L.P.			56,163,961	—	—	—	—	3,860,232	60,024,193	—
PSAM WorldArb Partners, L.P.			35,684,562	—	—	(15,000,000)	2,193,624	(496,163)	22,382,023	—
Q Funding III, L.P.			12,686,971	—	—	(3,340,760)	1,096,730	(360,161)	10,082,780	—
Q4 Funding, L.P.			41,761,096	—	—	(10,634,524)	(178,766)	2,480,439	33,428,245	—
Saints Capital VI, L.P.			15,517,661	—	1,441,470	(1,387,086)	869,398	289,080	16,730,523	—
SBC Latin America Housing US Fund, L.P.			3,780,352	—	2,137,449	(1,515,000)	—	442,872	4,845,673	94,721

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

										For the Six Months 1/1/2012 through 6/30/2012
				For the Six Months 1/1/2012 through 6/30/2012
Investment Funds	Shares 12/31/2011	Shares 6/30/2012	Fair Value 12/31/2011	Redemptions In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Appreciation/ Depreciation	Fair Value 6/30/2012	Interest/ Dividend Income
Sovereign Capital Limited Partnership III			$5,362,849	$—	$2,234,061	$—	$—	$(26,336)	$7,570,574	$—
Tiger Consumer Partners, L.P.			46,247,130	—	—	—	—	3,159,826	49,406,956	—
Trivest Fund IV, L.P.			14,521,240	—	115,766	—	—	1,366,925	16,003,931	—
Trustbridge Partners II, L.P.			21,807,104	—	—	(3,493,406)	1,671,446	(1,598,384)	18,386,760	44,853
Trustbridge Partners III, L.P.			26,465,744	—	—	—	—	(897,647)	25,568,097	—
Tuckerbrook SB Global Distressed Fund I, L.P.			6,613,160	—	—	(550,000)	—	175,432	6,238,592	—
Valiant Capital Partners, L.P.			139,690,729	—	110,147	(1,748,976)	3,437	14,176,692	152,232,029	164,035
Value Partners Hedge Fund LLC			24,076,805	—	25,000,000	—	—	482,949	49,559,754	—
Velite Energy, L.P.			76,962,836	—	—	(23,430,000)	17,634,514	1,252,784	72,420,134	108
Visium Credit Opportunities Fund, L.P.			24,716,485	—	—	—	—	594,243	25,310,728	—
Waterstone Market Neutral Fund, L.P.			56,695,879	—	—	(30,000,000)	10,668,167	(8,738,784)	28,625,262	—
Westview Capital Partners II, L.P.			16,158,811	—	231,771	—	—	(685,189)	15,705,393	—
Whitebox Multi-Strategy Fund, L.P.			54,312,748	—	—	(22,938,816)	8,334,702	(5,283,820)	34,424,814	—

			$1,775,899,756	$2,460,782	$159,555,943	$(250,413,802)	$57,098,016	$(30,329,195)	$1,714,271,500	$1,440,872

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

(7) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(8) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Independent Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Independent Administrator also provides the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The administration fees are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Master Fund. As of June 30, 2012, the Master Fund had $3,657,467,758 in partners’ capital. The total administration fee incurred for the six months ended June 30, 2012, was $1,149,582.

(9) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2012, $21,405,384 was incurred for Investment Management Fees.

(b) PLACEMENT AGENTS

The Master Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Master Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Master Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2012, the two largest non-affiliated sub-placement agents service approximately 84% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

(10) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund maintains a line of credit agreement (the “Agreement”) with Deutsche Bank Aktiengesellschaft which provides a $500,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Agreement. Borrowings under the Agreement are secured by the Master Fund’s investments. The Agreement provides for a commitment fee of 0.65% plus interest accruing on any borrowed amounts at the three-month London Interbank Offered Rate (LIBOR) plus a spread of 1.10% per annum, payable quarterly in arrears. There were no borrowings during the six months ended June 30, 2012. The current credit facility agreement expires on September 28, 2016.

(11) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007
Net investment loss to average partners’ capital[1]	(0.77)%	(0.75)%	(0.84)%	(0.95)%	(1.19)%	(0.63)%
Expenses to average partners’ capital[1,2]	1.36%	1.27%	1.19%	1.20%	1.54%	1.37%
Portfolio turnover[3]	9.24%	26.72%	26.71%	27.40%	29.19%	4.19%
Total return[4]	0.97%	(3.18)%	9.52%	14.96%	(23.46)%	17.41%
Partners’ capital, end of period (000’s)	$3,657,468	$4,301,279	$5,355,785	$5,212,611	$4,663,185	$3,269,969

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2012

(Unaudited)

2

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

3	Not annualized for periods less than twelve months.
4	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than twelve months.

(12) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $5,287,578 and $7,433,726 for July and August 2012, respectively.

Based on the partners’ capital of the Master Fund, the Adviser recommended to the Board that a tender offer in an amount of up to $450,000,000 be made for the quarter ending September 30, 2012 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of a tender offer with an August 21, 2012 expiration date and approximately $487.7 million was tendered, which was accepted pursuant to the tender offer rules.

Management of the Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2012.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2012

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, The Endowment Registered Fund, L.P., The Endowment Institutional Fund, L.P, The Endowment TEI Fund, L.P., and The Endowment Institutional TEI Fund W, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $42,000, which is paid quarterly, a fee of $5,000 per Board meeting, a fee of $2,500 for any special Board meeting, a fee of $1,250 per interim Board meeting, a fee of $1,250 per each committee meeting to each committee member, and an annual fee of $10,000 for the audit committee chairman, and $7,500 for each other committee chair, each of which is paid quarterly, and an annual fee of $10,000, paid quarterly, to the lead Independent Director. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2012.

Asset Class[1]	Fair Value	%
Arbitrage Strategies	$362,662,265	9.21
Domestic Equity	355,671,327	9.03
Energy	311,699,957	7.91
Enhanced Fixed Income	463,241,950	11.76
Global Opportunistic	638,178,824	16.19
International Equity	282,793,873	7.18
Natural Resources	285,039,835	7.24
Private Equity	633,904,764	16.09
Real Estate	249,336,953	6.33
Traditional Fixed Income	219,628,688	5.58
Call Options Purchased	17,204,440	0.44
Money Market Funds	119,741,123	3.04

Total Investments	$3,939,103,999	100.00

1	The complete list of investments included in the following asset class categories is included in the Consolidated Schedule of Investments of the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2012

(Unaudited)

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 17, 2012, the Board, including the Independent Directors, considered and approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. On January 10, 2012, the Independent Directors met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, on January 10, 2012 and again during the January 17, 2012 meeting, representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Adviser’s staffing and training program, the Master Fund’s and Adviser’s compliance programs, the Master Fund’s performance including benchmarks and comparisons to other funds, the Master Fund fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Independent Directors were advised and assisted at all times by independent legal counsel.

Following the Board’s review, the Independent Directors stated that the Board concluded that the Advisory Agreement continues to enable the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2012

(Unaudited)

provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board determined:

The investment performance of the Fund. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Fund’s investment performance for the period although disappointing should be viewed in a context of extremely volatile markets and historic difficulty for numerous hedge and private fund strategies. The Fund’s long-term investment horizon and performance continued to be acceptable. On the basis of the Independent Directors’ assessment, the Independent Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services to be provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the investment management fees will not decrease as the level of Fund assets increase, the Board concluded that the investment management fees reflect the Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the Fund. The Board noted that as the Fund’s assets, relative to steady expenses, result in expenses not spread over as large an asset pool. The Board noted cost reductions in certain service provider agreements. The Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of investment management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2012

(Unaudited)

operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its partners. The Independent Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Master Fund. The Board, in reaching its determination to renew the Advisory Agreement, noted its awareness that partners in the Master Fund have a range of investment choices available to them, including choices among funds offered by the Adviser’s competitors, and that the Master Fund’s partners, with the opportunity to review and weigh the disclosure provided by the Master Fund, have chosen to invest in the Master Fund managed by the Adviser.

Independent Directors

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Directors and Officers

A. Haag Sherman, Director

John A. Blaisdell, Director and Co-Principal Executive Officer

Andrew B. Linbeck, Director and Co-Principal Executive Officer

John E. Price, Treasurer and Principal Financial Officer

Adam L. Thomas, Secretary

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Endowment Advisers, L.P.

Houston, TX

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

J.P. Morgan Chase Bank, N.A.

Greenwich, CT

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

THE ENDOWMENT FUND™

DEMOCRATIZING INVESTING

4265 San Felipe

Suite 800

Houston, Texas 77027

Tel 800-725-9456

Fax 713-993-4698

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Value of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1, 2012 through January 31, 2012	$—	N/A	N/A	N/A
February 1, 2012 through February 29, 2012	$—	N/A	N/A	N/A
March 1, 2012 through March 31, 2012	$151,396,861	N/A	N/A	N/A
April 1, 2012 through April 30, 2012	$—	N/A	N/A	N/A
May 1, 2012 through May 31, 2012	$—	N/A	N/A	N/A
June 1, 2012 through June 30, 2012	$203,573,585	N/A	N/A	N/A

Total	$354,970,446

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	August 27, 2012

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	August 27, 2012

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date:	August 27, 2012

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date:	August 27, 2012